ORGANIZATION (Details Narrative) - $ / shares	Apr. 22, 2022	Sep. 13, 2017	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split	reverse split in the range from 1-for-2 to 1-for-50	effected a 1-for-100 reverse stock split of its outstanding common stock
Common stock, shares authorized		300,000,000	300,000,000	300,000,000	300,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized		20,000,000	20,000,000	20,000,000	20,000,000
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001